COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Nov. 30, 2015	Feb. 10, 2015	Jul. 15, 2014	May 28, 2014 USD ($)	Nov. 30, 2012 USD ($)
Business Acquisition [Line Items]
Number of additional lease periods | item	2
Number of periods in additional lease	24 months
Lease expiration date	Jan. 31, 2025
Sweet Im Ltd [Member]
Business Acquisition [Line Items]
Percentage of shares acquired							100.00%
Maximum subsequent consideration due for acquisition							$ 7,500
Estimated contingent payment						$ 2,500
Liability to be maintained	$ 5,000
Client Connect [Member]
Business Acquisition [Line Items]
Percentage of amount incurred to be reimbursed		50.00%
Amount accrued for the settlement		$ 550
Undertone [Member]
Business Acquisition [Line Items]
Percentage of shares acquired			100.00%
MMR [Member]
Business Acquisition [Line Items]
Percentage of shares acquired				100.00%
Grow Mobile [Member]
Business Acquisition [Line Items]
Percentage of shares acquired					100.00%